Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Intangible Assets And Goodwill [Abstract]
Summary of Movements of Goodwill
The movements in 2024 and 2023 were as follows:

£m
Cost
1 January 2023	12,144
Additions[1]	319
Disposals	—
Exchange adjustments	(484)
31 December 2023	11,979
Additions[1]	27
Disposals	(466)
Exchange adjustments	(146)
31 December 2024	11,394
Accumulated impairment losses
1 January 2023	3,691
Impairment losses for the year	63
Exchange adjustments	(164)
31 December 2023	3,590
Impairment losses for the year	237
Exchange adjustments	(43)
31 December 2024	3,784
Net book value
31 December 2024	7,610
31 December 2023	8,389
1 January 2023	8,453
Note
[1]Additions represent goodwill arising on the acquisition of subsidiary undertakings including the effect of any revisions to fair value adjustments that had been determined provisionally at the immediately preceding balance sheet date, as permitted by IFRS 3 Business Combinations. The effect of such revisions was not material in either year presented.

Summary of Movements of Other Intangible Assets
The movements in 2024 and 2023 were as follows:

	Brands with an indefinite useful life	Acquired intangibles	Internally generated intangibles and other[2]	Total
	£m	£m	£m	£m
Cost
1 January 2023	1,166	1,073	281	2,520
Additions	—	—	40	40
Disposals and derecognition	—	(15)	(52)	(67)
Reclassifications	(665)	665	—	—
Acquisitions	—	138	3	141
Other movements[1]	—	—	17	17
Exchange adjustments	(29)	(47)	(9)	(85)
31 December 2023	472	1,814	280	2,566
Additions	—	—	47	47
Disposals and derecognition	(2)	(820)	(38)	(860)
Acquisitions	—	17	—	17
Other movements[1]	—	14	6	20
Exchange adjustments	(1)	(12)	—	(13)
31 December 2024	469	1,013	295	1,777
Amortisation and impairment
1 January 2023	63	784	221	1,068
Charge for the year	—	728	25	753
Other movements[1]	—	—	(1)	(1)
Disposals and derecognition	—	(15)	(52)	(67)
Exchange adjustments	(3)	(27)	(7)	(37)
31 December 2023	60	1,470	186	1,716
Charge for the year	—	93	32	125
Other movements[1]	—	—	1	1
Disposals and derecognition	—	(759)	(37)	(796)
Exchange adjustments	—	(7)	1	(6)
31 December 2024	60	797	183	1,040
Net book value
31 December 2024	409	216	112	737
31 December 2023	412	344	94	850
1 January 2023	1,103	289	60	1,452
Notes
[1]Other movements in acquired intangibles include revisions to fair value adjustments that are not material arising on the acquisition of subsidiary undertakings that had been determined provisionally at the immediately preceding balance sheet date, as permitted by IFRS 3 Business Combinations.
[2]Other intangible assets are primarily comprised of purchased software. In 2023, this included reclassifications of items previously recorded in trade and other receivables.

Summary of Cash-generating Units with Significant Goodwill
CGUs with significant goodwill and brands with an indefinite useful life at 31 December are:

	Goodwill[1]		Brands with an indefinite useful life
	2024	2023	2024	2023
	£m	£m	£m	£m
GroupM	3,200	3,255	—	—
VML[2]	1,905	—	—	—
Wunderman Thompson[2]	—	1,165	—	—
VMLY&R2	—	815	—	—
Ogilvy	795	809	212	213
BCW[3]	—	619	—	113
Burson[3]	746	—	111	—
Hill & Knowlton[3]	—	142	33	33
AKQA Group	435	600	—	—
FGS Global	—	452	—	—
Landor	89	115	53	53
Other	440	417	—	—
	7,610	8,389	409	412
Notes
[1]Certain operations have been realigned between the various networks. These realignments have been reflected in the CGUs being tested. The most significant realignments are detailed below.
[2]Following the announcement to merge VMLY&R and Wunderman Thompson in the fourth quarter 2023, goodwill for these businesses has been combined within the VML CGU effective 1 January 2024, when the merger formally completed. At 31 December 2023, VMLY&R and Wunderman Thompson were separate CGUs with goodwill of £815 million and £1,165 million respectively.
[3]Following the decision to merge BCW and Hill & Knowlton in the fourth quarter 2023, goodwill for these businesses has been combined within the Burson CGU, effective 1 July 2024, when the merger formally completed. Indefinite lived brands associated with Hill & Knowlton and Burson continue to be identified in separate CGUs for 2024. In 2023, goodwill of £619 million and indefinite lived brands of £113 million were recognised for BCW and goodwill of £142 million and indefinite lived brands of £33 million were recognised for Hill & Knowlton.